NOTE PAYABLE (Details Narrative) - USD ($)																1 Months Ended																		12 Months Ended
	Mar. 07, 2023	Feb. 07, 2023	Feb. 06, 2023	Jan. 04, 2023	Dec. 14, 2022	Nov. 07, 2022	Jun. 14, 2022	Feb. 03, 2022	Dec. 10, 2021	Jun. 07, 2021	Aug. 05, 2020	May 12, 2020	Apr. 07, 2020	Apr. 06, 2020	May 10, 2019	Mar. 17, 2023	Feb. 23, 2023	Aug. 18, 2022	Apr. 21, 2022	Mar. 25, 2022	Mar. 25, 2021	Feb. 25, 2021	Aug. 17, 2020	May 20, 2020	Aug. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Dec. 26, 2017	Dec. 23, 2017	Aug. 31, 2017	Aug. 31, 2017	Jan. 31, 2015	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 22, 2017
Debt Instrument [Line Items]
Accrued interest																																		$ 1,812,914	$ 1,304,684	$ 1,809,541
Repayments of notes payable																																			125,000
Leonite Capital LLC [Member] | Security Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount				$ 41,667
Interest rate				8.00%
PPP [Member]
Debt Instrument [Line Items]
Principal amount												$ 103,125
Interest rate												1.00%
William Delgado [Member]
Debt Instrument [Line Items]
Principal amount																															$ 20,000	$ 20,000
Accrued interest																															$ 2,000	$ 2,000
Notes payable																									$ 22,000									20,000	20,000	20,000
Maturity date																									Dec. 31, 2021						Aug. 31, 2018	Dec. 31, 2022
Parabellum [Member]
Debt Instrument [Line Items]
Principal amount																																					$ 2,550,000
Notes payable																																		2,550,000		2,550,000
Vox [Member]
Debt Instrument [Line Items]
Principal amount																														$ 485,000
Accrued interest																																		290,813		290,813
Notes payable																																		861,500	926,500	861,500
Interest rate																														7.00%
Consulting fees																																		120,000
:RLT [Member]
Debt Instrument [Line Items]
Principal amount																													$ 485,000
Accrued interest																																		290,513		290,513
Notes payable																																		861,500	$ 919,500	861,500
Interest rate																													7.00%
Consulting fees																																		120,000
Third Party Vendor [Member]
Debt Instrument [Line Items]
Notes payable																												$ 36,000						11,000		11,000
Original issue discount																												5,000
Repayments of notes payable																												$ 31,000
LG Capital Funding [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																																	$ 78,750
Accrued interest																																		$ 17,044		17,044
Interest rate																																	8.00%
Common stock issuable upon conversion																																		33,408,936	35,015,467
Convertible Notes Payable																																			$ 48,610
JMJ Financial [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																																	$ 250,000
Accrued interest																																		$ 10,564		10,564
Interest rate																																	10.00%
Convertible Notes Payable																																			59,514
Auctus Fund [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount													$ 197,000																					197,000		197,000
Accrued interest																																		70,920		70,920
Maturity date													Feb. 07, 2021
Interest rate													12.00%
Leonite Capital LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																						$ 2,285,714
Interest rate																						8.00%
Leonite Capital [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount							$ 204,080															$ 2,285,714
Interest rate																						8.00%
Conversion price							$ 0.01
Conversion of stock							20,408,015
Convertible Notes Payable																																			$ 970,111
GS Capital Partners [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount	$ 80,000	$ 53,475														$ 85,000	$ 65,000	$ 172,000	$ 31,229		$ 2,285,714			$ 165,000
Accrued interest	$ 21,633	$ 13,886														$ 23,311	$ 17,278
Maturity date																		Aug. 18, 2023						Feb. 20, 2021
Interest rate																		10.00%			8.00%			10.00%
Conversion price	$ 0.01	$ 0.01														$ 0.01	$ 0.01		$ 0.01
Conversion of stock	10,163,288	6,736,045														10,831,096	8,277,753		3,122,914
Geneva Roth Remark Holdings [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount										$ 251,625
Accrued interest										$ 20,130
Maturity date										Jun. 07, 2022
Interest rate										8.00%
Original issue discount										$ 22,875
Purchase price										$ 228,750
Sixth Street Lending [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount							$ 128,750	$ 103,750	$ 128,750											$ 258,638
Maturity date							Jun. 14, 2023	Feb. 03, 2023	Dec. 10, 2022											Mar. 25, 2023
Interest rate							8.00%	8.00%	8.00%											12.00%
Gary Shover [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount						$ 75,000																												75,000		75,000
Accrued interest																																		$ 3,750		$ 3,750
Maturity date						May 07, 2023
Interest rate						12.00%
Fourth Man L L C [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount			$ 165,000
Interest rate			12.00%
Original issue discount			$ 16,500
Adar Alef L L C [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount											$ 150,000
Interest rate											5.00%
Ronal Minor [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount					$ 25,000
Maturity date					Jun. 14, 2023
Interest rate					12.00%
Harbor Gates Capital [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																							$ 165,000
Maturity date																							May 17, 2021
Interest rate																							10.00%
First Fire Global Opportunity [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Maturity date														Apr. 06, 2021	Feb. 10, 2020
Interest rate														10.00%	10.00%
Power Up Lending Group [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount														$ 53,000
G H S Investments [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount															$ 335,000
Purchaser [Member]
Debt Instrument [Line Items]
Investment return description																											Company entered into an Investment Return Purchase Agreement with an accredited investor (the “Purchaser”) for proceeds of $200,000 (the “Investment Agreement”). Under the terms of the Investment Agreement, the Company agreed to pay the Purchaser the $200,000 proceeds plus a 10% return, or $20,000 (the “Investment Return”) within three (3) months from the date of the Investment Agreement. Such Investment Return shall be paid earlier if the Company secures funding totaling $500,000 within 90 days from the date of the Investment Agreement. In addition, the Company agreed to issue to the Purchaser 2,000,000 warrants to purchase common stock of the Company at an exercise price of $0.01 per share, exercisable for a period of three years and expired May 2021. The warrants were valued using the Black Scholes Merton model, resulting in a fair value of $13,000 which were recorded as a discount on the note. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.007 at issuance date; a risk-free interest rate of 2.75% and estimated volatility of the Company’s common stock of 220%. As of December 31, 2022, and through the date of this report, the $200,000 principal and $20,000 Investment Return remained outstanding and is in default.
Accredited Investor [Member]
Debt Instrument [Line Items]
Notes payable																										$ 300,000
Original issue discount																										150,000
Repayments of notes payable																										$ 150,000